Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total cost	$ 1,640,744	$ 1,438,991
Total accumulated depreciation	(679,758)	(582,799)
Property and equipment, net	960,986	856,192
Depreciation expense	111,638	94,490	$ 89,085
Land
Property, Plant and Equipment [Line Items]
Total cost	146,517	142,262
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	710,046	623,612
Equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 784,181	$ 673,117